Basis of presentation and significant accounting policies	6 Months Ended
Jun. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation and significant accounting policies

Note 2 Basis of presentation and significant accounting policies
These financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), under International Accounting Standard (IAS) 34 - Interim Financial Reporting and were approved by BCE’s board of directors on August 1, 2018. These financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outlined in Note 2, Significant accounting policies in our consolidated financial statements for the year ended December 31, 2017, except as noted below. The impacts of adopting IFRS 15 on our previously reported results for the three and six months ended June 30, 2017 are provided in Note 14, Adoption of IFRS 15. The impacts of adopting IFRS 15 on our statement of financial position as at January 1, 2017 and December 31, 2017, our consolidated income statement and consolidated statement of cash flows for the year ended December 31, 2017, along with updated 2017 annual disclosures are included in Note 3, Adoption of IFRS 15, of our unaudited consolidated financial statements for the period ended March 31, 2018.
These financial statements do not include all of the notes required in annual financial statements.
All amounts are in millions of Canadian dollars, except where noted.

Adoption of new accounting standards
As required, effective January 1, 2018, we adopted the following new accounting standards.
IFRS 15

We applied IFRS 15, Revenue from Contracts with Customers, retrospectively to each prior reporting period presented. IFRS 15 establishes principles to record revenues from contracts for the sale of products or services, unless the contracts are in the scope of other IFRSs.

IFRS 15 principally affects the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 also affects how we account for costs to obtain a contract.

•
Under multiple-element arrangements, revenue allocated to a satisfied performance obligation is no longer limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract is largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This results in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset is realized over the term of the customer contract.

•
As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts may be attributed to a delivered product, resulting in a corresponding decrease in service revenue

•
Sales commissions and any other incremental costs of obtaining a contract with a customer are recognized on the statement of financial position and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below

Under IFRS 15, we apply the following practical expedients.

•	Completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated

•
Contracts modified prior to January 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

•
When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice. For such contracts and for performance obligations that are part of a contract that has an original expected duration of one year or less, the transaction price amount allocated to the remaining performance obligations and an explanation of when we expect to recognise that amount as revenue are not disclosed.

•	Costs of obtaining a contract that would be amortized within one year or less are immediately expensed
IFRS 9

We applied IFRS 9, Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRSs retrospectively, except for the changes to hedge accounting described below which are applied prospectively. In accordance with the transition requirements, comparative periods have not been restated. The adoption of IFRS 9 did not have a significant impact on the carrying amounts of our financial instruments as at January 1, 2018. As a result of the adoption of IFRS 9, our January 1, 2018 deficit increased by $4 million.
IFRS 9 replaces the classification and measurement models in IAS 39, Financial Instruments: Recognition and Measurement, with a single model under which financial assets are classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). This classification is based on the business model in which a financial asset is managed and its contractual cash flow characteristics and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. The adoption of IFRS 9 did not, however, change the measurement bases of our financial assets.

•	Cash and cash equivalents and derivative instruments measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9

•	Portfolio investments in equity securities and certain derivative instruments that qualify for cash flow hedge accounting measured at FVOCI under IAS 39 continue to be measured as such under IFRS 9

•	Trade and other receivables continue to be measured at amortized cost under IFRS 9

The impairment of financial assets under IFRS 9 is based on an expected credit loss (ECL) model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost and contract assets and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statement.

We have adopted the general hedge accounting model in IFRS 9 which requires that we ensure hedge accounting relationships are consistent with our risk management objectives and strategies. We also apply a more qualitative and forward-looking approach in assessing hedge effectiveness as a retrospective assessment is no longer required.

•
Under IFRS 9, amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period are reclassified from Accumulated other comprehensive income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, such amounts were reclassified from Other comprehensive income. Amounts related to cash flow hedges of other anticipated purchases continue to be reclassified from Other comprehensive income to net earnings under IFRS 9.

Future changes to accounting standards
As outlined in Note 2, Significant accounting policies in our consolidated financial statements for the year ended December 31, 2017, the IASB issued IFRS 16 - Leases with an effective date of January 1, 2019.

We continue to make progress towards adoption of IFRS 16 according to our detailed implementation plan. It is not yet possible to make a reliable estimate of the impact of the new standard on our financial statements. We will adopt IFRS 16 on January 1, 2019, using a modified retrospective approach.